SCUDDER
                                                                     INVESTMENTS


Supplement to Currently Effective Prospectus of
Scudder Focus Value+Growth Fund

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The Board of Trustees of Scudder Focus Value+Growth Fund (the "fund")
unanimously approved, subject to shareholder approval, a new subadvisory agreement between Zurich Scudder Investments, Inc. and Dreman Value Management, L.L.C. ("DVM"). If the subadvisory agreement with DVM is approved by shareholders, DVM will subadvise the value style portion of the fund. Shareholders will be asked to approve the proposed subadvisory agreement at a special meeting scheduled to be held on or about March 28, 2002, and will receive a proxy statement that will contain additional information about DVM and the proposed subadvisory agreement.

Management of the fund

The following information amends disclosure under the section entitled "Who Manages and Oversees the Funds," following the heading "The investment advisor" (p. 29):

Subadvisor for Scudder Focus Value+Growth Fund

Zurich Scudder Investments, Inc. pays a fee to Jennison Associates LLC for acting as subadvisor to the growth style portion of the fund and of SVS Focus Value+Growth Portfolio (another fund managed by the advisor for which Jennison serves as a subadvisor) at an annual rate applied to the portion of the average combined daily net assets of the fund and SVS Focus Value+Growth Portfolio allocated by the advisor to Jennison for management. The combined fee is calculated as follows:

Average Combined Daily Net Assets                            Fee Rate
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$0-$100 million                                               0.450%
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$100 million-$500 million                                     0.400%
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$500 million-$1 billion                                       0.350%
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$1 billion-$2 billion                                         0.300%
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Over $2 billion                                               0.250%
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February 15, 2002